UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ]  is a restatement
                                   [  ]  adds new holdings entries.
Institutional Investment Manage Filing this Report:

Name:  SEB Asset Management America Inc.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
that all information contained herein is true, correct, and complete, and that it is
understood that all required items, statements, schedules, lists, and tables, are
considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Manager Systems/Business Admin.
Phone:  203-961-7887
Signature, Place, and Date
Veronica Gallardo  Stamford, CT  August 10, 1999

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGINIG THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers:  0
Form 13F Information Table Entry Total:  9,764,685
Form 13F Information Table Value Total:  $237,302,025.15

List of Other Included Managers:
01
02
03


                                                         Value      SHARES
NAME OF ISSUER     TITLE OF CLASS  CUSIP      (X$1000)   AMOUNT     SH
------------------------ ---------  ---------    ---------  ---------  ---
Aavid Thermal Technologies	COM	002539104	2,912 	128,695 	SH
Accredo Health Inc	COM	00437v104	3,061 	93,480 	SH
Actuate Corp.	COM	00508B102	1,585 	59,810 	SH
Advance Paradigm Inc	COM	007491103	2,421 	39,690 	SH
Advanced Digital Info Corp	COM	007525108	3,070 	75,800 	SH
Advantage Learning Systems Inc	COM	00757K100	5,291 	239,140 	SH
American Dental Partners Inc	COM	025353103	1,990 	178,915 	SH
Ames Dep't Stores	COM	030789507	3,107 	68,090 	SH
Anesta Corp	COM	034603100	2,679 	131,055 	SH
Antec Corp	COM	03664p105	2,652 	82,700 	SH
Artesyn Technologies Inc	COM	043127109	2,158 	97,250 	SH
Arthrocare Corp	COM	043136100	3,750 	182,920 	SH
Aspect Development Inc	COM	045234101	858 	46,400 	SH
Audiocodes Ltd	COM	m15342104	1,777 	65,800 	SH
Backweb Technologies Ltd	COM	m15633106	3,645 	133,150 	SH
Bright Horizons Family Solutio	COM	109195107	1,933 	102,410 	SH
CBT Group	COM	124853300	2,562 	155,250 	SH
Charles River Assoc	COM	159852102	501 	20,000 	SH
Children's Place	COM	168905107	2,343 	57,850 	SH
Cisco Systems	COM	17275R102	1 	11 	SH
Clarent Corp	COM	180461105	30 	2,000 	SH
Computer Network Tech Group	COM	204925101	3,725 	172,250 	SH
Concord Communication Inc.	COM	206186108	2,696 	59,900 	SH
Consolidated Graphics	COM	209341106	3,231 	64,610 	SH
Copart Inc	COM	217204106	2,249 	105,830 	SH
Copper Mountain Networks Inc.	COM	217510106	6,754 	87,430 	SH
Corporate Executive Brd Co	COM	21988r102	8,749 	246,015 	SH
Cost Plus Inc	COM	221485105	3,005 	66,050 	SH
Covance Inc 	COM	222816100	1,062 	44,365 	SH
Dendrite Int'l Inc	COM	248239105	6,040 	167,185 	SH
DeVry Inc	COM	251893103	1,709 	76,400 	SH
Diamond Technology Partners	COM	252762109	8,219 	367,350 	SH
DSP Communications Inc	COM	23332k106	2,446 	84,700 	SH
Galileo Technology Ltd	COM	M47298100	4,405 	97,210 	SH
Genesys Telecom Labs	COM	371931106	3,301 	132,025 	SH
Globespan	COM	379571102	1,105 	55,250 	SH
Hain Food Group	COM	405219106	2,584 	125,270 	SH
Healthcare Recoveries Inc	COM	42220k101	1,189 	250,390 	SH
HI/FN Inc	COM	428358105	8,154 	107,110 	SH
Hibbett Sporting	COM	428565105	1,873 	85,120 	SH
Hooper Holmes	COM	439104100	3,974 	195,060 	SH
IDG Books Worldwide Inc CL A	COM	449384106	925 	50,700 	SH
INSpire Insurance Solutions In	COM	457732105	2,234 	154,050 	SH
Intl Network Service	COM	460053101	3,123 	77,355 	SH
Int'l Telecomm Data Systems	COM	46047F104	2,711 	169,420 	SH
Iturf Inc Cl A	COM	46575q100	792 	43,830 	SH
Kemet Corp	COM	488360108	2,644 	115,250 	SH
Legato Sys	COM	524651106	3,658 	63,340 	SH
MEDE AMERICA Corp	COM	584067102	6,115 	161,980 	SH
MedQuist Inc	COM	584949101	5,833 	133,325 	SH
Memberworks Inc	COM	586002107	3,224 	111,175 	SH
Mercury Interactive Corp.	COM	589405109	4,832 	136,600 	SH
Metro Networks Inc	COM	591918107	2,555 	47,860 	SH
Molecular Devices Corp	COM	60851C107	3,417 	91,110 	SH
Multex.Com Inc	COM	625367107	131 	5,000 	SH
Netegrity Inc	COM	64110p107	3,624 	219,660 	SH
Netopia Inc	COM	64114k104	6,028 	251,160 	SH
Optical Coating Laboratory	COM	683829105	3,680 	44,000 	SH
Orckit Comm. Ltd	COM	m7531s107	18 	710 	SH
Orthodontic Centers of America	COM	68750P103	2,456 	173,865 	SH
Osteotech Inc.	COM	688582105	3,414 	118,750 	SH
Papa John's Int'l Inc.	COM	698813102	2,974 	66,560 	SH
Pinnacle Systems Inc	COM	723481107	4,190 	124,620 	SH
Private Business Inc	COM	74267d104	3,257 	321,630 	SH
ProBusiness Services Inc	COM	742674104	2,115 	58,960 	SH
Proxicom Inc	COM	744282104	3,020 	117,570 	SH
Qlogic Corp	COM	747277101	2,479 	18,780 	SH
QRS Corp	COM	74726X105	7,400 	94,870 	SH
Quest Education Corp.	COM	74835F102	5,292 	500,950 	SH
Res-Care Inc	COM	760943100	1,584 	69,630 	SH
RF Micro Devices Inc	COM	749941100	2,718 	36,420 	SH
Roberts Pharmaceutical	COM	770491108	1,788 	74,500 	SH
Saleslogix Corp	COM	79466p105	1,227 	82,500 	SH
SDL Inc	COM	784076101	1,238 	24,250 	SH
Security Dynamics Techn. Inc	COM	814208104	2,842 	133,750 	SH
Silknet Software Inc	COM	827094103	3,088 	76,250 	SH
Steiner Leisure Limited	COM	P8744Y102	2,751 	90,760 	SH
TLC The Laser Center	COM	872934104	3,568 	75,450 	SH
TSI Int'l Software Ltd	COM	872879101	2,493 	87,860 	SH
Unify Corporation	COM	904743101	2,239 	165,820 	SH
United Natural Foods Inc	COM	911163103	1,598 	64,575 	SH
US Internetworking	COM	917311805	3,027 	72,070 	SH
Verity Inc	COM	92343c106	6,117 	112,880 	SH
Vicor Corp	COM	925815102	975 	46,000 	SH
Wackenhut Corrections Corp	COM	929798106	2,424 	122,330 	SH
Waste Connections	COM	941053100	3,622 	118,770 	SH
Wild Oats Markets Inc	COM	96808b107	2,614 	86,150 	SH
Xomed Surgical Products	COM	98412V107	4,327 	88,870 	SH
							267,177		9,651,851
